Maintenance rights and lease premium, net - Schedule of Movements in Maintenance Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 2,540,286
Maintenance rights at end of period	2,099,513	$ 2,540,286
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	2,540,286	3,292,007
EOL and MR contract maintenance rights expense	(207,552)	(232,622)
MR contract maintenance rights write-off due to maintenance liability release	(17,747)	(260,245)
EOL contract maintenance rights write-off due to cash receipt	(102,940)	(191,478)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(112,534)	(67,376)
Maintenance rights at end of period	$ 2,099,513	$ 2,540,286